Income Taxes - Summary of reconciliation of the statutory U.S. federal rate to the Company's effective tax rate (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Tax at federal statutory rate	(21.00%)	(21.00%)
State taxes, net of federal benefit	(6.70%)	(6.30%)
Permanent differences	0.20%	1.60%
Change in valuation allowance	32.50%	29.50%
Tax credits	(5.00%)	(3.80%)
Provision for taxes	0.00%	0.00%